Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities.
Lease liabilities

8.Lease liabilities

Lease obligations relate to the Company’s rent of office space and warehouse spaces. The term of the lease related to office space expires on November 1, 2020 and the term of leases related to warehouse spaces expire on August 1, 2020, August 1, 2021 and August 1, 2022 with the Company holding an option to renew two of the warehouse leases for a further five years.

The Company incurred $36,665 lease expenses for the year ended December 31, 2019 for short-term lease and low-value lease which are not included in the measurement of lease liabilities.

As at December 31, 2019, the contractual undiscounted cash flows related to leases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$702,498	$97,612	$604,886
Between one and five years	734,642	127,441	607,201
More than five years	275,801	24,212	251,589
	$1,712,941	$249,265	1,463,676
Current portion of lease liabilities			604,886
Non-current portion of lease liabilities			$858,790